Share Capital - Disclosure of Detailed Information About Share Capital (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of classes of share capital [abstract]
Shares Outstanding Value	$ 134,183	$ 68,727	$ 27,948